Other disclosures - Risk Management and Principal Risks - Maximum exposure and effects of collateral and other credit enhancements (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total financial assets	£ 1,187,698	£ 1,049,896
Notional contract amount	52,342,870	47,412,915
ECL
Disclosure of detailed information about financial instruments [line items]
Total financial assets	(4,352)	(3,998)
Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,478,397	1,269,648
Netting and set-off	(242,504)	(207,348)
Cash collateral	(41,718)	(38,006)
Non-cash collateral	(307,242)	(269,266)
Risk transfer	(15,618)	(13,973)
Net exposure	871,315	741,055
On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,117,620	961,451
Netting and set-off	(242,504)	(207,348)
Cash collateral	(40,330)	(37,001)
Non-cash collateral	(268,275)	(227,795)
Risk transfer	(13,714)	(12,090)
Net exposure	552,797	477,217
Cash and balances at central banks | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	202,142	169,085
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	202,142	169,085
Cash collateral and settlement balances | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	107,862	88,085
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	107,862	88,085
Reverse repurchase agreements and other similar secured lending | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	725	3,177
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(725)	(3,177)
Risk transfer	0	0
Net exposure	0	0
Other assets | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,503	994
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	1,503	994
Total off-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	360,777	308,197
Netting and set-off	0	0
Cash collateral	(1,388)	(1,005)
Non-cash collateral	(38,967)	(41,471)
Risk transfer	(1,904)	(1,883)
Net exposure	318,518	263,838
Notional contract amount	48,400	39,300
Total off-balance sheet | Contingent liabilities | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	25,800	23,746
Netting and set-off	0	0
Cash collateral	(1,295)	(906)
Non-cash collateral	(1,596)	(1,367)
Risk transfer	(280)	(256)
Net exposure	22,629	21,217
Trading portfolio assets | On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	68,628	63,225
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(780)	(729)
Risk transfer	(48)	0
Net exposure	67,800	62,496
Financial assets at fair value through the income statement | On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	206,194	183,428
Netting and set-off	0	0
Cash collateral	(3,689)	(1,428)
Non-cash collateral	(190,747)	(173,033)
Risk transfer	(9)	0
Net exposure	11,749	8,967
Fair value through other comprehensive income | On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	45,083	45,907
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(222)	(53)
Risk transfer	(514)	(931)
Net exposure	44,347	44,923
Loans and advances | Financial assets at amortised cost | On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	182,507	145,259
Netting and set-off	(4,442)	(5,001)
Cash collateral	(2,145)	(1,424)
Non-cash collateral	(64,377)	(44,999)
Risk transfer	(5,868)	(5,421)
Net exposure	105,675	88,414
Loans and advances | Financial assets at amortised cost | On-balance sheet | Credit risk | Credit-impaired
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,932	1,664
Netting and set-off	0	0
Cash collateral	(36)	(40)
Non-cash collateral	(1,100)	(897)
Risk transfer	(63)	(25)
Net exposure	733	702
Loans and advances | Financial assets at fair value through the income statement | On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	38,190	35,901
Netting and set-off	0	0
Cash collateral	(17)	0
Non-cash collateral	(30,061)	(29,485)
Risk transfer	(9)	0
Net exposure	8,103	6,416
Home loans | Financial assets at amortised cost | On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	11,405	10,985
Netting and set-off	0	0
Cash collateral	(328)	(338)
Non-cash collateral	(10,948)	(10,483)
Risk transfer	(98)	(89)
Net exposure	31	75
Home loans | Financial assets at amortised cost | On-balance sheet | Credit risk | Credit-impaired
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	622	615
Netting and set-off	0	0
Cash collateral	(1)	(11)
Non-cash collateral	(621)	(604)
Risk transfer	0	0
Net exposure	0	0
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	34,162	25,960
Netting and set-off	0	0
Cash collateral	(1,164)	(968)
Non-cash collateral	(3,748)	(4,229)
Risk transfer	(243)	(252)
Net exposure	29,007	20,511
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | On-balance sheet | Credit risk | Credit-impaired
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	670	563
Netting and set-off	0	0
Cash collateral	(29)	(29)
Non-cash collateral	(291)	(217)
Risk transfer	(3)	(3)
Net exposure	347	314
Wholesale loans | Financial assets at amortised cost | On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	136,940	108,314
Netting and set-off	(4,442)	(5,001)
Cash collateral	(653)	(118)
Non-cash collateral	(49,681)	(30,287)
Risk transfer	(5,527)	(5,080)
Net exposure	76,637	67,828
Wholesale loans | Financial assets at amortised cost | On-balance sheet | Credit risk | Credit-impaired
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	640	486
Netting and set-off	0	0
Cash collateral	(6)	0
Non-cash collateral	(188)	(76)
Risk transfer	(60)	(22)
Net exposure	386	388
Traded loans | Trading portfolio assets | On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	13,198	12,525
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(250)	(268)
Risk transfer	(48)	0
Net exposure	12,900	12,257
Reverse repurchase agreements | Financial assets at fair value through the income statement | On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	164,698	145,186
Netting and set-off	0	0
Cash collateral	(3,672)	(1,428)
Non-cash collateral	(160,365)	(143,229)
Risk transfer	0	0
Net exposure	661	529
Other financial assets measured at cost | Financial assets at fair value through the income statement | On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	89	85
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	89	85
Derivative financial instruments | On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	302,976	262,291
Netting and set-off	(238,062)	(202,347)
Cash collateral	(34,496)	(34,149)
Non-cash collateral	(11,424)	(5,804)
Risk transfer	(7,275)	(5,738)
Net exposure	11,719	14,253
Financial assets at amortised cost | Total off-balance sheet | ECL
Disclosure of detailed information about financial instruments [line items]
Total financial assets	(532)	(499)
Goverment bonds | Financial assets at amortised cost | On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Risk transfer	(500)	(800)
Total financial assets	600	1,000
Debt securities classified as amortised cost | Trading portfolio assets | On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	55,430	50,700
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(530)	(461)
Risk transfer	0	0
Net exposure	54,900	50,239
Debt securities classified as amortised cost | Financial assets at fair value through the income statement | On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	3,217	2,256
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(321)	(319)
Risk transfer	0	0
Net exposure	2,896	1,937
Loan commitments
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	334,977	284,451
Loan commitments | Total off-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	334,977	284,451
Netting and set-off	0	0
Cash collateral	(93)	(99)
Non-cash collateral	(37,371)	(40,104)
Risk transfer	(1,624)	(1,627)
Net exposure	£ 295,889	£ 242,621